Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Revenue
Commercialization revenue	$ 1,443	$ 2,422
Milestone revenue		1,172
Interest revenue	60
Total Revenue	1,503	3,594
Clinical trial and research & development	(658)	(2,583)
Manufacturing production & development	(5,376)	(7,918)
Employee benefits
Salaries and employee benefits	(4,704)	(5,452)
Defined contribution superannuation expenses	(84)	(96)
Equity settled share-based payment transactions	(350)	(1,076)
Total Employee benefits	5,138	6,624
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(296)	(290)
Right of use asset depreciation	(432)	(410)
Intellectual property amortization	(377)	(393)
Total Depreciation and amortization of non-current assets	(1,105)	(1,093)
Other Management & administration expenses
Overheads & administration	(2,537)	(2,098)
Consultancy	(1,329)	(773)
Legal, patent and other professional fees	(802)	(1,033)
Intellectual property expenses (excluding the amount amortized above)	(563)	(621)
Total Other Management & administration expenses	(5,231)	(4,525)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	4,468	280
Total Fair value remeasurement of contingent consideration	4,468	280
Fair value remeasurement of warrant liability
Remeasurement of warrant liability	(401)
Total Fair value remeasurement of warrant liability	(401)
Other operating income and expenses
Foreign exchange (losses)	(504)	(119)
Foreign withholding tax paid		(59)
Total Other operating income and expenses	(504)	(178)
Finance (costs)/gains
Remeasurement of borrowing arrangements	54	480
Interest expense	(4,551)	(4,140)
Total Finance costs	(4,497)	(3,660)
Loss before income tax	$ (16,939)	$ (22,707)